As filed with the Securities and Exchange Commission on September 30, 2002.

1933 Act File No: 333-37175
1940 Act File No: 811-08401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                      [ ]
         Post-Effective Amendment No. 10               [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 23                                          [X]

JNLNY Separate Account I
(Exact Name of Registrant)

Jackson National Life Insurance Company of New York
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(888) 367-5651

Susan S. Rhee, Esq.	with a copy to:
Associate General Counsel	Joan E. Boros, Esq.
Jackson National Life Insurance Company	Jorden Burt LLP
1 Corporate Way	1025 Thomas Jefferson Street, N.W.
Lansing, Michigan 48951	Washington, D.C. 20007-5201

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

__X___    upon filing pursuant to paragraph (b)

______    on ________________ pursuant to paragraph (b)

______    60 days after filing pursuant to paragraph (a)(1)

______    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

______     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
    Variable Portion of Individual Deferred Variable Annuity Contracts

JNLNY SEPARATE ACCOUNT I
REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus or Statement of Additional Information relating to each Item

Part A. Information Required in a Prospectus	Prospectus

1. Cover Page	Cover Page

2. Definitions	Not Applicable

3. Synopsis	Key Facts; Fee Tables

4. Condensed Financial Information	Appendix A

5. General Description of Registrant, Depositor and Portfolio Companies	The Company; The Separate Account; Investment Portfolios

6. Deductions	Contract Charges

7. General Description of Variable Annuity Contracts	The Annuity Contract; Purchases; Transfers; Access To Your Money; Income Payments (The Income Phase); Death Benefit; Other Information

8. Annuity Period	Income Payments (The Income Phase)

9. Death Benefit	Death Benefit

10. Purchases and Contract Value	Contract Charges; Purchases

11. Redemptions	Key Facts; Access To Your Money

12. Taxes	Taxes

13. Legal Proceedings	Other Information

14. Table of Contents of the Statement of Additional Information	Table of Contents of the Statement of Additional Information

Part B. Information Required in a Statement of Additional Information	Statement of Additional Information

15. Cover Page	Cover Page

16. Table of Contents	Table of Contents

17. General Information and History	General Information and History

18. Services	Services

19. Purchase of Securities Being Offered	Purchase of Securities Being Offered

20. Underwriters	Underwriters

21. Calculation of Performance Data	Calculation of Performance

22. Annuity Payments	Income Payments; Net Investment Factor

23. Financial Statements	Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement to the Prospectus, dated May 1, 2002 for the Perspective Fixed and Variable Annuity the availability of 16 additional sub-accounts of the Registrant and the underlying mutual funds. Accordingly, this Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS DATED MAY 1, 2002
FOR
PERSPECTIVE FIXED AND VARIABLE ANNUITY® (NY)
JNLNY SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above:

All references to J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.

The following should be added to the list of funds on the cover page:

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
JPMorgan/JNL International Value Fund
Mellon Capital Management/JNL S&P 500 Index Fund
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
Mellon Capital Management/JNL Small Cap Index Fund
Mellon Capital Management/JNL International Index Fund
Mellon Capital Management/JNL Bond Index Fund
PPM America/JNL Value Fund
S&P/JNL Core Index 100 Fund
S&P/JNL Core Index 75 Fund
S&P/JNL Core Index 50 Fund

JNLNY Variable Fund I LLC
        First Trust/JNL The DowSM Target 10 Fund
        First Trust/JNL The S&P® Target 10 Fund
        First Trust/JNL Global Target 15 Fund
        First Trust/JNL Target 25 Fund
        First Trust/JNL Target Small-Cap Fund

The following should be added to the “Fund Annual Expenses” table located on page 3:

JPMorgan/JNL International Value Fund                1.07%     .03%       0%     1.10%
PPM America/JNL Value Fund                            .85%     .01%       0%      .86%
S&P/JNL Core Index 100 Fund                           .20%       0%       0%      .20%
S&P/JNL Core Index 75 Fund                            .20%       0%       0%      .20%
S&P/JNL Core Index 50 Fund                            .20%       0%       0%      .20%
First Trust/JNL The DowSM Target 10 Fund              .80%       0%       0%      .80%
First Trust/JNL The S&P(R)Target 10 Fund              .80%       0%       0%      .80%
First Trust/JNL Global Target 15 Fund                 .85%       0%       0%      .85%
First Trust/JNL Target 25 Fund                        .80%       0%       0%      .80%
First Trust/JNL Target Small-Cap Fund                 .80%       0%       0%      .80%

On pages 3 through 5, all references to the “****” footnote should be deleted.

On pages 5 and 6, the following should be added:

Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                                Time Periods
----------------------------------------------------- ------- ------- ------- -------
                                                        1        3       5       10
                                                       year    years   years   years
----------------------------------------------------- ------- ------- ------- -------
JPMorgan/JNL International Value Division        (a)    26       79     135     287
                                                 (b)    96      129     165     287
PPM America/JNL Value Division                   (a)    23       72     123     263
                                                 (b)    93      122     153     263
S&P/JNL Core Index 100 Division                  (a)    17       51      89     193
                                                 (b)    87      101     119     193
S&P/JNL Core Index 75 Division                   (a)    17       51      89     193
                                                 (b)    87      101     119     193
S&P/JNL Core Index 50 Division                   (a)    17       51      89     193
                                                 (b)    87      101     119     193
First Trust/JNL The Dow SM Target 10 Division    (a)    23       70     119     256
                                                 (b)    93      120     149     256
First Trust/JNL The S&P(R)Target 10 Division     (a)    23       70     119     256
                                                 (b)    93      120     149     256
First Trust/JNL Global Target 15 Division        (a)    23       71     122     262
                                                 (b)    93      121     152     262
First Trust/JNL Target 25 Division               (a)    23       70     119     256
                                                 (b)    93      120     149     256
First Trust/JNL Target Small-Cap Division        (a)    23       70     119     256
                                                 (b)    93      120     149     256

On pages 6, all references to the “*” and “***” footnotes should be deleted.

The following should be added to the list of funds under “Investment Divisions” on page 9:

JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
JPMorgan/JNL International Value Fund
Mellon Capital Management/JNL S&P 500 Index Fund
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
Mellon Capital Management/JNL Small Cap Index Fund
Mellon Capital Management/JNL International Index Fund
Mellon Capital Management/JNL Bond Index Fund
PPM America/JNL Value Fund
S&P/JNL Core Index 100 Fund
S&P/JNL Core Index 75 Fund
S&P/JNL Core Index 50 Fund

JNLNY Variable Fund I LLC
        First Trust/JNL The DowSM Target 10 Fund
        First Trust/JNL The S&P® Target 10 Fund
        First Trust/JNL Global Target 15 Fund
        First Trust/JNL Target 25 Fund
        First Trust/JNL Target Small-Cap Fund

The following changes should be made to the table of sub-advisers on pages 10 and 11:

JPMorgan/JNL International Value Fund should be added to the list of funds for J.P. Morgan Investment Management, Inc.

PPM America/JNL Value Fund should be added to the list of funds for PPM America, Inc.

S&P/JNL Core Index 100 Fund, S&P/JNL Core Index 75 Fund and S&P/JNL Core Index 50 Fund should be added to the list of funds for Standard & Poor’s Investment Advisory Services, Inc.

The following should be added to the table of sub-advisers on page 10:

---------------------------- -------------------------------------------------
Sub-Adviser                  Fund
---------------------------- -------------------------------------------------
First Trust Advisors L.P.    First Trust/JNL The Dow SM Target 10 Fund
                             First Trust/JNL The S&P(R)Target 10 Fund
                             First Trust/JNL Global Target 15 Fund
                             First Trust/JNL Target 25 Fund
                             First Trust/JNL Target Small-Cap Fund
---------------------------- -------------------------------------------------

On pages 10 and 11, all references to the “**” footnote should be deleted.

On page 22, the section entitled “Dollar Cost Averaging” should be deleted in its entirety and replaced with the following paragraph:

You can arrange to have a regular amount of money periodically transferred automatically into the investment divisions and other guaranteed fixed accounts from the one-year guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one-time purchase. The more volatile investment divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements:

(1)	Financial statements and schedules included in Part A:

Condensed Financial Information

(2)	Financial statements and schedules included in Part B:

JNLNY Separate Account I

Report of Independent Accountants at December 31, 2001
Statement of Assets and Liabilities at December 31, 2001
Statement of Operations at December 31, 2001
Statements of Changes in Net Assets for the period at December 31, 2001
Notes to Financial Statements

Jackson National Life Insurance Company of New York

Report of Independent Accountants at December 31, 2001
Balance Sheet for the years ended December 31, 2001 and 2000
Income Statement for the years ended December 31, 2001, 2000 and 1999
Statement of Stockholder’s Equity and Comprehensive Income for the years ended December 31, 2001, 2000 and 1999
Statement of Cash Flows for the years ended December 31, 2001, 2000 and 1999
Notes to Financial Statements

Item 24.(b)  Exhibits

Exhibit No.	Description

1.	Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant’s Registration Statement filed via EDGAR on October 3, 1997.

2.	Not Applicable

3.	General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant’s Registration Statement filed via EDGAR on October 3, 1997.

4.a.	Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999.

4.b.	Form of the Perspective Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999.

4.c.	Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

4.d.	Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post- Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

4.e.	Form of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post- Effective Amendment No. 9 filed via EDGAR on April 30, 2002.

5.	Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on February 13, 1998.

5.a.	Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

6.a.	Declaration and Charter of Depositor, incorporated by reference to Registrant’s Registration Statement filed via EDGAR on October 3, 1997.

b.	Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

7.	Not Applicable

8.	Not Applicable

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Accountants (KPMG), incorporated by reference to Registrant's Post- Effective Amendment No. 9 filed via EDGAR on April 30, 2002.

11.	Not Applicable

12.	Not Applicable

13.	Schedule of Computation of Performance Information, incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement via EDGAR on July 9, 1999.

14.	Not Applicable

Item 25.  Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr. 4A Rivermere Apartments Bronxville, NY 10708	Director

Henry J. Jacoby 305 Riverside Drive New York, NY 10025	Director

David L. Porteous 20434 Crestview Drive Reed City, MI 49777	Director

Donald T. DeCarlo 200 Manor Road Douglaston, New York 11363	Director

Clark P. Manning 1 Corporate Way Lansing, MI 48951	President, Chief Executive Officer

Herbert G. May III HQ Global 890 Winter St Suite 150 Waltham, MA 02451-1449	Chief Administration Officer and Director

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, Director and Chairman of the Board

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Senior Vice President, Secretary, General Counsel & Director

Richard Ash 1 Corporate Way Lansing, MI 48951	Appointed Actuary and Vice President - Actuarial

J. George Napoles 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Scott L. Stoltz 1 Corporate Way Lansing, MI 48951	Senior Vice President - Administration

Lisa C. Drake 1 Corporate Way Lansing, MI 48951	Senior Vice President - Actuary & Chief Actuary

James Sopha 1 Corporate Way Lansing, MI 48951	Senior Vice President - Corporate Development

Brad Powell 1 Corporate Way Lansing, MI 48951	Vice President IMG & Director

John B. Banez 1 Corporate Way Lansing, MI 48951	Vice President - Systems and Programming

James P. Binder, CPA 1 Corporate Way Lansing, MI 48951	Vice President - Finance and Corporate Strategy

Joseph Mark Clark 1 Corporate Way Lansing, MI 48951	Vice President - Policy Administration

Marianne Clone 1 Corporate Way Lansing, MI 48951	Vice President - Administration - Customer Service

James B. Croom 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Gerald W. Decius 1 Corporate Way Lansing, MI 48951	Vice President - Systems Model Office

Robert A. Fritts 1 Corporate Way Lansing, MI 48951	Vice President & Controller - Financial Operations

James Garrison 1 Corporate Way Lansing, MI 48951	Vice President - Tax

James Golembiewski 1 Corporate Way Lansing, MI 48951	Vice President, Senior Counsel Assistant Secretary and Director

Rhonda K. Grant 1 Corporate Way Lansing, MI 48951	Vice President - Government & Public Relations

Steve Hrapkiewisicz 1 Corporate Way Lansing, MI 48951	Vice President - Human Resources

Cheryl Johns 1 Corporate Way Lansing, MI 48951	Vice President - Life Division

Timo P. Kokko 1 Corporate Way Lansing, MI 48951	Vice President - Support Services

Everett W. Kunzelman 1 Corporate Way Lansing, MI 48951	Vice President - Underwriting

Keith R. Moore 1 Corporate Way Lansing, MI 48951	Vice President - Technology

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Vice President - Asset Liability Management

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, IL 60606	Vice President - Fund Accounting & Administration

James B. Quinn 1 Corporate Way Lansing, MI 48951	Vice President - Broker Management

Connie J. Van Doorn 8055 E. Tufts Avenue Suite 200 Denver, CO 80237	Vice President - Variable Annuity Administration

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
Company	State of Organization	Control/Ownership	Principal Business

Brooke Holdings, Inc	Delaware	100% Holborn Delaware Partnership	Holding Company. Activities

Brooke Finance Corporation	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Brooke Life Insurance Company	Michigan	100% Brooke Holdings, Inc.	Life Insurance

Carolina Steel	North Carolina	96.65% Jackson National Life Insurance Company	Manufacturing Company

Cherrydale Farms, Inc.	Delaware	96.4% Jackson National Life Insurance Company	Candy

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company	Registered Investment Advisor

Cherrydale Holdings, Inc.	Delaware	72.5% Jackson National Life Insurance Company	Holding Company Activities

Hermitage Management, LLC	Michigan	100% Jackson National Life Insurance Company	Advertising Agency

Holborn Delaware Partnership	Delaware	80% Prudential One Limited, 10% Prudential Two Limited, 10% Prudential Three Limited	Holding Company Activities

IFC Holdings, Inc.	Delaware	99% National Planning Holdings Inc.	Broker/Dealer

Investment Centers of America	Delaware	100% IFC Holdings, Inc.	Broker/Dealer

IPM Products Group	Delaware	93% Jackson National Life Insurance Company	Auto Parts

Jackson Federal Bank	USA	100% JNL Thrift Holdings, Inc.	Savings & Loan

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company	Investment Adviser, and Transfer Agent

Jackson National Life Distributors, Inc.	Delaware	100% Jackson National Life Insurance Company	Advertising/Marketing Corporation and Broker/Dealer

JNLI LLC	Delaware	100% Jackson National Life Insurance Company	Tuscany Notes

Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company	Life Insurance

JNL Investors Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Securities, LLC	Michigan	100% Curian Capital, LLC	Broker/Dealer & Insurance Agency
JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Thrift Holdings, Inc.	Michigan	National Life Insurance Company	Holding Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account - I	Investment Company

JNL Variable Fund III LLC	Delaware	100% Jackson National Separate Account III	Investment Company

JNL Variable Fund IV LLC	Delaware	100% Jackson National Separate Account IV	Investment Company

JNL Variable Fund V LLC	Delaware	100% Jackson National Separate Account V	Investment Company

JNLNY Variable Fund I LLC	Delaware	100% JNLNY Separate Account I	Investment Company

JNLNY Variable Fund II LLC	Delaware	100% JNLNY Separate Account II	Investment Company

LePages, Inc.	Delaware	100% Jackson National Life Insurance Company	Adhesives

LePages Management Co., LLC	Delaware	100% Jackson National Life Insurance Company	Adhesives

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.	Broker/Dealer and Investment Adviser

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

PPM Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company

Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Corporation PLC	Holding Company

Prudential Corporation PLC	United Kingdom	Publicly Traded	Financial Institution

Prudential One Limited	England and Wales	100% Prudential Corporation Holdings Limited	Holding Company Activities

Prudential Two Limited	England and Wales	100%Prudential Corporation Holdings Limited	Holding Company Activities

Prudential Three Limited	England and Wales	100% Prudential Corporation Holdings Limited	Holding Company Activities

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.	Broker/Dealer

Trust Centers of America	North Dakota	100% IFC Holdings, Inc.	Trust Company

Item 27.  Number of Contract Owners as of September 9, 2002.

         Qualified: 1127
        Non-qualified: 1451

Item 28.  Indemnification

       Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)	Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, and the JNLNY Separate Account II.

(b)	Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Director

Clark Manning 1 Corporate Way Lansing, Michigan 48951	Director

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Director, Vice President, Treasurer

Clifford J. Jack 401 Wilshire Blvd. Suite 1200 Santa Monica, California 90401	President and Chief Executive Officer

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, IL 60606	Vice President and Assistant Treasurer

Joseph D. Emanuel 1 Corporate Way Lansing, Michigan 48951	Executive Vice President - Operations

David Collett 401 Wilshire Blvd. Suite 1200 Santa Monica, California 90401	Chief Financial Officer

Gregory B. Salsbury 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Executive Vice President

Robert DeChellis 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Executive Vice President, National Sales Manager

Christine A. Pierce-Tucker 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President - JNLD Product Development

Barry L. Bulakites 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - National Sales Development

Bradley J. Powell 1 Corporate Way Lansing, Michigan 48951	Senior Vice President

John Kawauchi 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing and Corporate Communications

Greg Smith 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President

Scott Yessner 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President

Pam Aurbach 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Sales Development

Nikhil Advani 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President

Kendall Best 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Strategic Relations

Sean P. Blowers 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Thrift Products

Tori Bullen 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Institutional Marketing Group

Luis Gomez 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Marketing

Phil Wright 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Communications

James L. Simon 1 Corporate Way Lansing, Michigan 48951	Director of Compliance and Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors, Inc.	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30.  Location of Accounts and Records

Jackson National Life Insurance Company of New York 2900 Westchester Avenue Purchase, New York 10577

Jackson National Life Insurance Company of New York Annuity Service Center 8055 East Tufts Ave., Second Floor Denver, Colorado 80237

Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center 1 Corporate Way Lansing, Michigan 48951

Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200 Chicago, IL 60606

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings and Representations

(a)	Not Applicable.

(b)	Not Applicable.

(c)	Not Applicable.

SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of September, 2002.

JNLNY Separate Account I (Registrant)

By:	Jackson National Life Insurance Company of New York

By:	/s/ Thomas J. Meyer
Thomas J. Meyer Senior Vice President, General Counsel and Director

Jackson National Life Insurance Company of New York (Depositor)

By:	/s/ Thomas J. Meyer
Thomas J. Meyer Senior Vice President, General Counsel and Director

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*	September 30, 2002
Clark P. Manning President and Chief Executive Officer	Date

/s/ Thomas J. Meyer*	September 30, 2002
Andrew B. Hopping Chief Financial Officer and Director	Date

/s/ Thomas J. Meyer*	September 30, 2002
Herbert G. May III Chief Administrative Officer and Director	Date

/s/ Thomas J. Meyer*	September 30, 2002
Bradley J. Powell Vice President - IMG and Director	Date

/s/ Thomas J. Meyer*	September 30, 2002
James G. Golembiewski Director	Date

/s/ Thomas J. Meyer*	September 30, 2002
Thomas J. Meyer Senior Vice President, General Counsel, Secretary and Director	Date

/s/ Thomas J. Meyer*	September 30, 2002
Donald B. Henderson, Jr. Director	Date

/s/ Thomas J. Meyer*	September 30, 2002
Henry J. Jacoby Director	Date

/s/ Thomas J. Meyer*	September 30, 2002
David C. Porteous Director	Date

/s/ Thomas J. Meyer*	September 30, 2002
Donald T. DeCarlo Director	Date

* Thomas J. Meyer, Attorney In Fact

POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

        This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

        IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 17th day of May 2002.

/s/ Clark P. Manning
Clark P. Manning President and Chief Executive Officer

/s/ Andrew B. Hopping
Andrew B. Hopping Executive Vice President, Chief Financial Officer and Director

/s/ Bradley J. Powell
Bradley J. Powell Vice President - IMG and Director

/s/ Herbert G. May III
Herbert G. May III Chief Administrative Officer and Director

/s/ James G. Golembiewski
James G. Golembiewski Vice President, Associate General Counsel and Director

/s/ Thomas J. Meyer
Thomas J. Meyer Senior Vice President, General Counsel and Director

/s/ Donald B. Henderson, Jr.
Donald B. Henderson, Jr. Director

/s/ Henry J. Jacoby
Henry J. Jacoby Director

/s/ David L. Porteous
David L. Porteous Director

/s/ Donald T. DeCarlo
Donald T. DeCarlo Director

Exhibit List

Exhibit No.	Description

9.	Opinion and Consent of Counsel, attached hereto as EX-99.9.